Consolidated Statements of Changes in Equity - USD ($)	Share capital	Translation of foreign subsidiaries	Retained earnings	Total	Non-controlling interest	Total
Balance at Mar. 31, 2020	$ 3,000	$ (306,910)	$ 11,363,499	$ 11,059,589	$ (41,691)	$ 11,017,898
Balance (in Shares) at Mar. 31, 2020	300,000
Profit for the year			1,174,970	1,174,970	(24,355)	1,150,615
Foreign currency translation of subsidiaries, net of tax		(742,530)		(742,530)	(12,429)	(754,959)
Issuance of shares	$ 338,541			338,541		338,541
Issuance of shares (in Shares)	33,854,062
Business combination					500	500
Balance at Mar. 31, 2021	$ 341,541	(1,049,440)	12,538,469	11,830,570	(77,975)	11,752,595
Balance (in Shares) at Mar. 31, 2021	34,154,062
Adjustment for deconsolidation of subsidiary		12,936		12,936	92,851	105,787
Loss for the year			(390,067)	(390,067)	(12,968)	(403,035)
Profit for the year						(403,035)
Foreign currency translation of subsidiaries, net of tax		753,427		753,427		753,427
Balance at Mar. 31, 2022	$ 341,541	$ (283,077)	$ 12,148,402	$ 12,206,866	$ 1,908	$ 12,208,774
Balance (in Shares) at Mar. 31, 2022	34,154,062